AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.1%
Long-Term Municipal Bonds – 105.1%
Alabama – 4.5%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054(a)	$10,000	$11,016,360
Series 2023-D 5.435% (SOFR + 1.85%), 06/01/2049(a) (b)	10,000	10,288,901
Black Belt Energy Gas District (Morgan Stanley) 5.735% (SOFR + 2.15%), 02/01/2053(a) (b)	10,000	10,434,530
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	10,000	9,968,789
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	10,000	10,746,324
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)	10,000	10,838,312
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	10,000	10,921,942
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054(a)	10,000	10,867,374
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2054	1,300	1,392,177
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	7,000	7,275,279
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,045,591
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 6.005% (SOFR + 2.42%), 01/01/2053(a) (b)	10,000	10,567,468
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054(a)	10,000	10,645,055

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054(a)	$20,000	$21,303,146

		137,311,248

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,266,429

Arizona – 2.8%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	10,349	9,998,834
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(c)	1,885	1,865,634
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)	1,000	1,005,116
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)	10,000	9,051,684
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(c)	2,230	2,080,302
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	2,000	1,782,822
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)	10,420	416,800
Series 2021-A 5.50%, 07/01/2031(d) (e) (f)	480	19,200
6.00%, 07/01/2051(d) (e) (f)	3,000	120,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	1,000	851,187
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,579,287

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)	$1,000	$1,005,099
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,689,563
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)	5,000	4,961,958
5.00%, 07/01/2055(c)	1,000	939,996
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)	3,250	3,557,855
6.875%, 11/15/2052(c)	2,000	2,171,935
7.00%, 11/15/2057(c)	1,000	1,088,223
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)	2,000	2,106,420
Series 2018-A 6.00%, 07/01/2052(c)	5,170	5,333,144
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	3,725	3,366,437
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2041(g)	2,875	3,178,961
5.00%, 12/01/2042(g)	1,025	1,127,291
5.00%, 12/01/2043(g)	2,150	2,354,715
5.00%, 12/01/2044(g)	2,750	3,001,188
5.00%, 12/01/2045(g)	1,200	1,305,269
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(c)	2,000	2,097,469
6.75%, 07/01/2063(c)	2,000	2,105,658
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,379,652
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)	1,810	1,855,382

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)	$1,225	$773,024

		84,170,105

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)	2,700	2,974,218
Series 2024 7.375%, 07/01/2048(c)	13,000	14,398,169
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,417,873

		19,790,260

California – 10.3%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,648,984
Series 2023 4.84%, 04/01/2065(f) (h)	19,065	18,216,182
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054(a)	10,000	10,713,693
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,020	17,185,450
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.215% (SOFR + 1.63%), 07/01/2053(a) (b)	10,000	10,022,697
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	5,200	4,627,212
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	13,500	11,538,875
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	11,070	8,299,806
4.00%, 08/01/2046(c)	3,295	2,862,381

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	$5,000	$3,617,634
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	32,000	1,349,715
5.50%, 02/01/2040(c)	2,000	1,826,612
Series 2022-A 4.50%, 08/01/2052(c)	6,000	4,954,784
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-B Zero Coupon, 06/01/2055	22,000	4,330,201
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,000	1,015,642
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,154	5,303,279
Series 2021-1, Class A 3.50%, 11/20/2035	4,120	4,005,304
Series 2021-2, Class X 0.82%, 03/25/2035(i)	15,382	699,202
Series 2021-3, Class A 3.25%, 08/20/2036	3,828	3,628,075
Series 2021-3, Class X 0.79%, 08/20/2036(i)	13,662	686,220
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(c)	5,500	5,552,640
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)	990	78,836
Series 2021-A1 5.00%, 01/01/2056(c)	1,990	1,997,357
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	1,989,055
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	765	764,905
6.875%, 01/01/2042(c)	3,415	3,359,431
Series 2014 5.00%, 01/01/2035	1,050	924,891
5.25%, 01/01/2045	2,025	1,652,718

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	$3,000	$3,055,228
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e) (j)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	8,595	8,609,601
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (d) (e)	515	52
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)	200	232,877
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)	3,790	3,593,808
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)	3,500	3,513,763
5.00%, 07/01/2051(c)	1,750	1,755,146
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)	1,165	1,128,118
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	1,000	900,625
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)	2,850	2,851,232
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(c)	1,000	1,014,386
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	10,000	8,107,480
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	6,550	4,813,036

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	$5,000	$4,522,120
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	6,800	4,896,987
4.00%, 08/01/2047(c)	2,655	2,360,992
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	7,500	5,367,622
4.00%, 05/01/2057(c)	10,000	7,338,586
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	3,275	2,490,557
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	5,000	4,482,347
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	7,500	6,120,500
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	5,800	4,195,820
4.00%, 07/01/2058(c)	7,360	5,244,796
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	4,500	3,596,232
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	5,500	3,893,265
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	2,000	1,414,445
4.00%, 12/01/2056(c)	9,600	7,327,943

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	$10,000	$8,787,551
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	1,000	736,162
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	5,000	4,360,166
Series 2021-A2 4.00%, 07/01/2056(c)	10,000	8,206,350
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	2,500	1,806,175
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	129,300	15,037,978
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	3,285	3,019,357
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	10,000	11,605,728
San Francisco Intl Airport Series 2024 5.25%, 05/01/2041	10,000	11,040,295
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,632,501
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	12,550	2,103,322
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,292,093
5.00%, 06/01/2039	680	723,468
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	5,465	1,191,224

		310,297,615

	Principal Amount (000)	U.S. $ Value

Colorado – 2.8%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	$10,000	$9,427,571
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	749	668,121
5.00%, 12/01/2049	1,750	1,408,496
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)	5,730	5,733,847
Series 2022 6.50%, 12/01/2053	1,000	1,034,137
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	981,167
4.00%, 05/01/2061	1,250	1,073,299
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,210,461
Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(c)	4,000	4,134,963
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	890,169
5.125%, 11/01/2049	765	765,102
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)	2,200	2,473,693
5.25%, 11/01/2039(a)	2,600	2,910,718
5.25%, 11/01/2052(a)	5,000	5,417,768
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,478,205
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,750	1,567,781
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	737,789
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,093,646

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)	$1,750	$1,193,357
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d) (e) (f)	10,000	7,500,000
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,363	8,509,430
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)	2,000	2,002,428
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052	1,500	1,528,957
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)	1,006	1,046,162
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)	1,000	999,979
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(f)	3,810	2,621,616
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	3,000	2,836,696
5.00%, 12/01/2052	1,000	911,612
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,525,556
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)	333	343,052
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	1,056,460
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,136,951
6.75%, 12/01/2053	3,000	3,197,457
Series 2023 8.375%, 12/15/2054	1,000	1,018,187
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	185	154,543
AGM Series 2020 5.00%, 12/01/2027	195	207,291
5.00%, 12/01/2030	270	295,708
5.00%, 12/01/2050	205	213,578
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043	1,000	991,383
6.75%, 12/01/2052	1,000	991,400

		84,288,736

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036$	$500	$513,051
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,091,412

		1,604,463

District of Columbia – 1.0%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 6.25%, 06/01/2041(c)	1,000	587,608
6.60%, 06/01/2049(c)	1,600	918,739
Series 2024-A 5.125%, 06/01/2034(c)	2,720	2,772,358
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,021,580
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(c)	1,425	1,439,439
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	140,500	13,455,220
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2024 5.25%, 07/15/2059	10,000	10,971,281

		31,166,225

Florida – 5.6%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,214,914
4.00%, 10/01/2046	1,750	1,515,893
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	15,000	13,583,167
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,050	2,003,554

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)	$1,550	$1,147,257
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,363,822
5.00%, 10/01/2032	1,000	1,053,392
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(c)	3,000	3,142,376
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)	1,500	1,150,486
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	27,000	1,903,970
3.375%, 07/01/2031(c)	955	926,279
5.00%, 07/01/2056(c)	11,500	11,195,521
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(c)	1,000	1,021,822
6.375%, 05/01/2053(c)	1,000	1,022,720
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)	1,000	955,171
5.00%, 06/01/2055(c)	2,000	1,855,092
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(c)	2,000	2,105,693
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	445,496
Zero Coupon, 09/01/2042	1,000	444,119
Zero Coupon, 09/01/2049	1,000	302,406
Zero Coupon, 09/01/2053	1,400	344,616
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	2,956,717
County of Miami-Dade FL Aviation Revenue Series 2024-A 5.00%, 10/01/2034	11,470	12,681,313
5.00%, 10/01/2035	4,630	5,096,997
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	158,726
Zero Coupon, 10/01/2036	410	245,305

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2037	$230	$130,808
Zero Coupon, 10/01/2038	315	169,296
Zero Coupon, 10/01/2039	390	197,948
County of Palm Beach FL (Provident Group - LU Properties LLC) Series 2024 6.00%, 06/01/2044	1,000	1,002,819
6.125%, 06/01/2054	1,000	983,082
6.25%, 06/01/2059	1,000	985,918
County of Palm Beach FL (Provident Group - LU Properties II LLC) Series 2024 8.50%, 06/01/2033	150	153,701
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)	1,000	1,006,146
5.00%, 04/01/2051(c)	1,970	1,916,275
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)	1,000	1,108,480
Series 2023-B 6.45%, 05/01/2027(c)	2,755	2,839,604
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	3,900	3,929,231
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2024 5.00%, 07/01/2037	1,000	1,043,977
5.00%, 07/01/2038	1,000	1,039,321
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)	910	853,987
4.00%, 07/01/2051(c)	1,950	1,694,715
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	5,705	5,744,919
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)	2,365	2,381,486
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	2,000	2,136,018
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(c)	1,000	1,023,953
5.25%, 06/01/2054(c)	1,050	1,076,486
5.25%, 06/01/2059(c)	1,000	1,021,340
6.50%, 06/01/2059(c)	1,200	1,228,532

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	$795	$811,025
5.00%, 03/01/2049	3,375	3,424,413
Hillsborough County Aviation Authority Series 2018-F 5.00%, 10/01/2048	10,000	10,400,485
Series 2024 5.50%, 10/01/2054	10,000	11,002,960
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,755,006
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,061,752
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)	1,500	1,525,917
Series 2023-B 5.78%, 06/01/2027(c)	1,000	1,009,960
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(c)	1,000	1,016,606
5.50%, 07/01/2061(c)	1,000	1,026,285
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,515,188
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	5,000	4,785,544
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	948,275
4.00%, 10/01/2051	1,815	1,614,888
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,815,307
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	1,000	1,245,898

	Principal Amount (000)	U.S. $ Value

Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	$1,905	$1,705,868
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,443,947
5.00%, 01/01/2052	4,500	4,415,508
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(c)	1,935	1,600,162
Village Community Development District No. 13 (Village Community Development District No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026	195	189,840
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(c)	1,000	1,034,686

		167,854,386

Georgia – 3.0%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 6.50%, 12/15/2048	10,000	8,094,283
Series 2024-A 5.50%, 04/01/2039(c)	2,500	2,548,349
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	8,715	8,501,133
7.00%, 06/01/2041(c)	2,040	1,947,789
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.25%, 10/01/2054	6,110	6,604,625
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,004,344
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	8,350	8,231,320
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053	10,000	10,628,809
Series 2023-D 5.00%, 05/01/2054(a)	10,000	10,618,340

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.285% (SOFR + 1.70%), 12/01/2053(a) (b)	$10,000	$10,325,243
Series 2023-B 5.00%, 07/01/2053(a)	10,000	10,656,872
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	745,335
5.00%, 01/01/2039	780	808,653
5.00%, 01/01/2049	4,000	4,117,094
Series 2022 5.50%, 07/01/2063	6,500	6,896,491

		91,728,680

Guam – 0.4%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,910,457
5.00%, 10/01/2043	1,000	1,059,261
Territory of Guam Series 2019 5.00%, 11/15/2031	745	765,647
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	4,365	4,388,392

		13,123,757

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	3,000	3,129,421
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,584

		7,137,005

Illinois – 4.8%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(c)	2,000	2,002,377
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,414,768
Series 2016-A 7.00%, 12/01/2044	3,095	3,183,320
Series 2017-A 7.00%, 12/01/2046(c)	4,975	5,339,268

	Principal Amount (000)	U.S. $ Value

Series 2017-B 6.75%, 12/01/2030(c)	$11,365	$12,396,361
7.00%, 12/01/2042(c)	2,400	2,590,501
Series 2018-A 5.00%, 12/01/2032	4,800	4,968,927
Series 2019-B 5.00%, 12/01/2030	425	446,565
5.00%, 12/01/2031	750	785,917
5.00%, 12/01/2032	310	323,983
5.00%, 12/01/2033	290	302,715
Series 2023-A 5.875%, 12/01/2047	5,000	5,498,574
6.00%, 12/01/2049	5,000	5,537,607
Chicago O’Hare International Airport Series 2022 5.50%, 01/01/2055(a)	10,000	10,737,209
City of Chicago IL Series 2015-B 5.00%, 01/01/2025	400	402,135
Series 2016-C 5.00%, 01/01/2038	90	90,437
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)	7,950	4,764,833
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,038,411
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)	1,000	896,179
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,100,393
4.00%, 08/01/2046	2,000	1,801,353
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,791,407
5.00%, 02/15/2050	1,240	1,229,384
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	361,217
4.00%, 09/01/2037	520	451,041
4.00%, 09/01/2039	1,000	841,264
4.00%, 09/01/2041	1,000	818,059
5.00%, 09/01/2036	540	529,664
5.00%, 09/01/2038	1,000	960,480
5.00%, 09/01/2040	1,500	1,415,765
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(c)	5,500	6,076,180

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$11,530	$6,281,538
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,083,771
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038(f)	5,820	5,843,033
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	625,767
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041	24,500	11,583,348
Zero Coupon, 12/15/2050	19,675	5,723,719
State of Illinois Series 2010 7.35%, 07/01/2035	5,893	6,441,879
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	7,308	7,041,961
Series 2016-B 7.00%, 03/01/2033	3,341	3,334,248
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	526	526,437
5.00%, 03/01/2036	8,950	8,902,034
Series 2015-B 6.00%, 03/01/2036	2,380	2,385,914

		144,869,943

Indiana – 2.7%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)	3,350	2,742,638
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(c)	1,000	1,037,823
5.00%, 01/01/2054(c)	2,000	2,065,208
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	8,000	8,172,277
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	17,575	10,299,802

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2031	$3,100	$3,542,061
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,934,510
4.00%, 04/01/2040	2,215	2,010,998
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026	1,000	988,653
4.00%, 11/15/2027	1,000	988,003
4.00%, 11/15/2030	1,000	991,199
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,678,239
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	5,145	4,885,045
Series 2021-B 2.50%, 11/01/2030	4,025	3,683,413
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(c)	10,000	10,536,865
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,783,774
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	5,000	5,007,854
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,225,311
6.00%, 03/01/2053	5,000	5,525,125
Series 2023-F 7.75%, 03/01/2067	4,075	4,406,781
BAM Series 2023 5.25%, 03/01/2067	5,000	5,361,691

		80,867,270

Iowa – 0.7%
Iowa Finance Authority (Pre-refunded - US Treasuries) Series 2022 5.00%, 12/01/2050 (Pre-refunded/ETM)	6,090	7,074,141

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$1,790	$1,701,915
4.00%, 12/01/2041	3,400	2,884,284
4.00%, 12/01/2046	2,275	1,837,972
4.00%, 12/01/2051	4,060	3,177,211
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,735,102

		21,410,625

Kansas – 0.4%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	5,000	5,037,547
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,007,871
5.00%, 03/01/2039	1,070	1,073,824
5.00%, 03/01/2044	655	648,461
5.00%, 03/01/2049	3,835	3,709,991

		11,477,694

Kentucky – 2.0%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2038	745	722,492
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.70%, 01/01/2052(c)	7,000	6,876,881
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,570,045
5.50%, 11/15/2045	2,350	1,968,262
Series 2016-A 5.00%, 05/15/2046	4,500	3,596,992
5.00%, 05/15/2051	3,500	2,718,655
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,139,816
5.25%, 06/01/2041	3,650	3,722,384
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,407,326

	Principal Amount (000)	U.S. $ Value

Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	$1,105	$1,105,385
5.75%, 11/01/2040(c)	5,130	5,293,158
Series 2022-B 6.75%, 11/01/2040(c)	850	875,864
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055	10,000	10,614,576
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	10,000	10,049,114
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	388,440

		61,049,390

Louisiana – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,636,486
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,110,376
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	8,000	8,151,275
5.75%, 09/01/2064	7,000	7,662,672
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e)	7,250	73
Series 2014-A 8.375%, 07/01/2039(d) (e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051	10,000	10,076,814
Louisiana Public Facilities Authority (Pre-refunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	25,906
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	955	1,057,372
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,535,162

		44,256,306

	Principal Amount (000)	U.S. $ Value

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	$7,270	$7,288,462

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,501,011
6.125%, 07/01/2039	750	750,306
6.25%, 07/01/2044	2,000	2,000,537
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	476,460
5.00%, 01/01/2026	495	503,476
5.00%, 01/01/2027	430	442,530
5.00%, 01/01/2028	300	312,208
5.00%, 01/01/2029	290	304,727
5.00%, 01/01/2030	285	301,711
5.00%, 01/01/2036	1,790	1,890,783
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	45,000	51,335,743

		59,819,492

Massachusetts – 1.6%
Commonwealth of Massachusetts Series 2024-B 5.00%, 05/01/2054	10,000	10,907,552
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,896,543
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,156,841
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)	1,000	1,027,205
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	3,000	3,044,882
Series 2024 8.50%, 10/01/2026	2,175	2,217,536

	Principal Amount (000)	U.S. $ Value

Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036	$4,500	$4,764,994
5.00%, 07/01/2037	4,000	4,227,304
5.00%, 07/01/2038	8,100	8,534,923

		46,777,780

Michigan – 1.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(k)	7,000	5,596,777
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	1,019,429
5.00%, 11/01/2052	1,185	1,113,778
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	140	138,624
4.00%, 02/01/2032	285	274,500
4.00%, 02/01/2042	1,115	954,293
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	16,575	1,868,196
Michigan Finance Authority (Pre-refunded - US Treasuries) Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	46,833
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,587,742
5.00%, 07/01/2044	1,200	1,200,491
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	5,099,867

		30,900,530

Minnesota – 1.4%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	201,059
4.00%, 09/01/2061	870	718,945
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(c)	2,570	2,593,103
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(c) (k)	5,000	5,227,794

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(c)	$5,000	$5,066,880
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)	5,000	5,151,151
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(c)	3,000	3,054,140
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	2,795	2,795,648
5.66%, 07/01/2041(c)	7,500	7,537,606
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	907,234
4.00%, 07/01/2041	830	695,395
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(f)	2,100	1,686,702
4.00%, 06/01/2051(f)	2,225	1,607,803
4.00%, 06/01/2056(f)	1,000	698,899
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041	3,000	3,218,459

		41,160,818

Mississippi – 0.4%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	5,750	5,879,237
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	1,000	844,111
5.00%, 10/01/2031(c)	2,850	2,951,383
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	250,289
5.00%, 01/01/2035	750	798,952

		10,723,972

	Principal Amount (000)	U.S. $ Value

Missouri – 0.9%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)	$5,000	$5,016,249
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d) (e)	1,165	54,509
5.00%, 11/15/2046(d) (e)	2,610	1,878,634
Series 2021-A 10.00%, 11/15/2046(d) (e)	804	690,314
Series 2021-C 7.50%, 11/15/2037(d) (e)	643	511,923
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(c)	1,665	1,542,952
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,012,459
5.00%, 08/15/2046	5,585	5,226,017
5.00%, 08/15/2051	2,415	2,178,041
Series 2021-A 5.00%, 08/15/2056	5,000	4,634,080
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)	2,000	2,014,692

		25,759,870

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	14,670	16,172,497

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	8,500	1,210,510
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	1,550	1,506,775
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045	3,000	3,025,076
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(c) (d) (e)	1,473	6,039

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	$5,500	$5,552,642

		11,301,042

New Hampshire – 1.9%
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	9,752	456,069
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	11,940	12,047,462
Series 2022-1, Class A 4.375%, 09/20/2036	16,526	16,815,946
Series 2022-1, Class X 0.35%, 09/20/2036(i)	10,693	229,857
Series 2022-2, Class A 4.00%, 10/20/2036	9,752	9,641,921
Series 2024 5.25%, 12/01/2035(c)	2,200	2,200,250
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(c)	2,325	2,214,393
Series 2020-B 3.75%, 07/01/2045(c)	3,215	2,739,105
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,629,361

		57,974,364

New Jersey – 4.1%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)	1,000	871,973
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,789,659
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	2,000	2,066,479
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035	1,000	1,150,062
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,515,831

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$3,550	$3,553,346
Series 2014-B 5.625%, 11/15/2030	4,525	4,558,133
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,195	1,108,372
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033(a)	12,240	13,063,323
5.00%, 12/15/2035(a)	6,545	6,944,420
Series 2019-B 4.00%, 06/15/2037	800	807,384
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035	11,500	12,549,210
Series 2024-C 5.00%, 01/01/2043(g)	7,500	8,337,037
5.00%, 01/01/2044(g)	2,500	2,772,912
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	47,615	48,044,740

		123,132,881

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	2,765	2,579,487

New York – 6.8%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	4,205	4,218,559
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)	2,050	1,925,956
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	4,230,000
5.50%, 11/01/2044	2,875	1,725,000
City of New York NY Series 2024-A 5.00%, 08/01/2034	5,000	5,878,348
5.00%, 08/01/2035	5,000	5,852,524
5.00%, 08/01/2036	3,085	3,574,124

	Principal Amount (000)	U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d) (e) (l) (m)	$5,000	$0
Long Island Power Authority Series 2024-A 5.00%, 09/01/2044	3,880	4,361,089
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025	635	651,686
Series 2020-C 5.25%, 11/15/2055	2,000	2,102,062
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	2,765	2,378,814
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d) (e)	7,315	2,190,311
9.00%, 01/01/2041(d) (e) (f)	3,660	3,660,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,060,321
New York City Municipal Water Finance Authority Series 2024-C 5.25%, 06/15/2054	10,000	11,144,872
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	2,300	2,648,691
5.00%, 11/01/2039	10,000	11,458,621
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	8,335,343
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	9,190	9,197,353
5.375%, 11/15/2040(c)	2,500	2,504,281
7.25%, 11/15/2044(c)	1,705	1,710,194
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	10,000	11,440,412
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,000	5,214,606
6.00%, 06/30/2054	2,500	2,731,431
Series 2024 5.00%, 06/30/2060	6,820	6,964,453
5.50%, 06/30/2054	4,925	5,278,984
5.50%, 06/30/2060	7,000	7,455,892
AGM Series 2023 5.00%, 06/30/2049	2,000	2,082,804

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	$17,110	$17,109,156
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	4,000	4,201,402
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,879,675
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)	10,000	11,109,548
Series 2022-C 5.25%, 05/15/2052(a)	5,000	5,446,101
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064	10,000	10,992,190
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,880,456
5.25%, 09/15/2042	1,795	1,583,321
5.25%, 09/15/2047	3,080	2,591,741
5.25%, 09/15/2053	6,635	5,383,518
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	1,650	1,511,272

		206,665,111

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)	710	788,577
5.00%, 04/01/2035(c)	830	923,663
5.00%, 04/01/2039(c)	1,120	1,219,740
5.00%, 04/01/2041(c)	1,290	1,392,202
5.00%, 04/01/2043(c)	1,480	1,587,176
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,625,715
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2051	3,000	859,481
Zero Coupon, 01/01/2052	2,000	541,963
Zero Coupon, 01/01/2053	1,000	256,658

		9,195,175

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f) (l) (m)	1,550	0
7.00%, 12/15/2043(d) (e) (f) (l) (m)	1,610	0

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$5,000	$5,007,005

		5,007,005

Ohio – 2.3%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	3,315,648
5.00%, 06/01/2055	27,400	25,179,312
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	1,000	1,084,918
5.00%, 08/01/2033	800	866,142
5.00%, 08/01/2034	1,000	1,078,453
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	10,920	11,100,376
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,710	2,394,617
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	496,774
5.125%, 12/01/2049	690	566,533
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,101,494
6.75%, 12/01/2052	10,000	10,941,864
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	3,700	2,984,513
Series 2023 5.00%, 12/01/2053(c)	2,000	2,055,645
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	1,000	988,890
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	6,367,675

		70,522,854

	Principal Amount (000)	U.S. $ Value

Oklahoma – 1.4%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	$3,295	$2,518,804
Oklahoma City Water Utilities Trust Series 2024 5.25%, 07/01/2059	10,000	11,147,653
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,283,478
5.50%, 08/15/2052	3,000	3,093,885
5.50%, 08/15/2057	11,290	11,614,949
Series 2022-A 5.50%, 08/15/2044	10,000	10,341,337

		42,000,106

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,001,726
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	10,000	2,637,585
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	3,000	724,966

		4,364,277

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)	7,455	7,867,939
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	6,599	356,394
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(i)	11,645	784,394

		9,008,727

Pennsylvania – 3.1%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	1,305,900
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	4,525,500
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	4,046,035
5.00%, 07/01/2040	1,100	1,101,638

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	$2,750	$2,874,545
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,032,834
6.00%, 06/01/2051	3,715	3,739,402
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,107,711
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	715	719,558
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	2,000	2,187,766
5.00%, 04/01/2050	8,000	8,341,378
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,020,340
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	922,016
5.00%, 03/01/2045	500	441,583
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	12,674,323
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	4,000	4,399,044
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	10,170	10,179,390
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	1,640	1,343,833
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,304,096
6.50%, 06/01/2045	2,390	2,397,426
6.625%, 06/01/2050	3,870	3,883,532

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	$3,450	$2,890,333
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(c)	1,250	1,284,939
School District of Philadelphia (The) Series 2023-A 5.50%, 09/01/2048	1,750	1,960,780
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)	6,920	4,160,155
5.00%, 01/01/2057(c)	5,475	3,163,127
Series 2016-B 6.08%, 01/01/2026(c)	350	340,405
Series 2016-C Zero Coupon, 01/01/2036(c)	3,010	1,064,585
Series 2016-D Zero Coupon, 01/01/2057(f)	59,415	3,305,340

		94,717,514

Puerto Rico – 8.7%
Children’s Trust Fund Series 2008-B Zero Coupon, 05/15/2057	445,000	27,562,232
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	21,858	14,702,025
4.00%, 07/01/2035	2,805	2,765,206
Series 2022-A Zero Coupon, 11/01/2051	5,426	2,848,618
Zero Coupon, 11/01/2051	17,550	11,231,816
5.07%, 11/01/2051	27,100	7,110,375
Series 2022-C Zero Coupon, 11/01/2043	38,675	24,462,079
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	3,269	3,178,949
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	10,000	10,550,247
5.00%, 07/01/2047(c)	5,500	5,602,272
Series 2021-B 5.00%, 07/01/2025(c)	3,505	3,533,921
5.00%, 07/01/2028(c)	2,550	2,653,468
5.00%, 07/01/2029(c)	3,850	4,039,532
5.00%, 07/01/2033(c)	2,835	2,995,276
5.00%, 07/01/2037(c)	2,530	2,657,841

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)	$7,425	$3,990,937
5.00%, 07/01/2037(d) (e)	10,045	5,399,187
Series 2008-W 5.00%, 07/01/2028(d) (e)	7,285	3,915,687
Series 2008-WW 5.375%, 07/01/2024(d) (n)	3,700	1,988,750
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,370	1,273,875
5.25%, 07/01/2030(d) (e)	390	209,625
Series 2010-C 5.00%, 07/01/2024(d) (n)	1,530	822,375
5.25%, 07/01/2027(d) (e)	2,550	1,370,625
5.25%, 07/01/2028(d) (e)	5,255	2,824,563
Series 2010-DDD 5.00%, 07/01/2020(d) (n)	1,660	892,250
5.00%, 07/01/2021(d) (n)	920	494,500
5.00%, 07/01/2022(d) (n)	610	327,875
Series 2010-X 5.25%, 07/01/2027(d) (e)	3,725	2,002,188
5.25%, 07/01/2040(d) (e)	10,035	5,393,812
5.75%, 07/01/2036(d) (e)	2,280	1,225,500
Series 2010-ZZ 5.25%, 07/01/2018(d) (n)	2,500	1,343,750
5.25%, 07/01/2019(d) (n)	1,715	921,813
5.25%, 07/01/2022(d) (n)	1,565	841,188
5.25%, 07/01/2024(d) (n)	1,570	843,875
5.25%, 07/01/2025(d) (e)	440	236,500
Series 2012-A 5.00%, 07/01/2029(d) (e)	3,345	1,797,938
5.00%, 07/01/2042(d) (e)	1,000	537,500
5.05%, 07/01/2042(d) (e)	2,000	1,075,000
Series 2013-A 7.00%, 07/01/2033(d) (e)	2,200	1,182,500
7.00%, 07/01/2040(d) (e)	575	309,063
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,080,458
NATL Series 2007-V 5.25%, 07/01/2029	245	241,142
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	1,321	1,308,453
6.625%, 01/01/2028	10,077	9,973,693
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(l) (m)	2,341	2,270,873

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	$2,000	$2,394,739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027	383	344,230
Zero Coupon, 07/01/2029	1,519	1,264,115
Zero Coupon, 07/01/2046	57,388	19,244,521
Zero Coupon, 07/01/2051	40,000	9,762,592
Series 2019-A 4.329%, 07/01/2040	21,770	21,498,624
4.55%, 07/01/2040	2,637	2,642,082
5.00%, 07/01/2058	10,481	10,522,633

		262,662,888

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,831,877
5.00%, 05/15/2032	1,890	1,926,541
5.00%, 05/15/2033	1,000	1,018,384
5.00%, 05/15/2034	1,600	1,627,415

		6,404,217

South Carolina – 1.9%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	2,975	2,962,629
5.26%, 11/01/2032	475	473,433
5.41%, 11/01/2039	7,515	7,456,118
6.28%, 11/01/2039	330	327,547
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(c)	5,000	4,859,011
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)	185	177,262
Series 2023-A 6.50%, 02/01/2056(c)	5,715	5,710,002
Series 2023-B 7.50%, 08/01/2047(c)	2,200	2,174,660
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	2,000	2,012,081

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d) (e) (f)	$3,115	$467,250
6.50%, 06/01/2051(d) (e) (f)	3,175	476,250
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	1,000,491
4.50%, 11/01/2054	1,000	1,005,880
5.25%, 11/01/2044	10,000	11,225,051
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052	6,135	4,595,390
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,289,924
Series 2024-A 5.00%, 12/01/2043	3,555	3,879,951
5.00%, 12/01/2044	2,000	2,174,233
Series 2024-B 4.125%, 12/01/2044	4,650	4,604,601

		56,871,764

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041	1,000	922,787
4.00%, 08/01/2051	3,620	3,103,893
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,569,964

		5,596,644

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)	19,305	18,933,516
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	811,391
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	2,350	2,411,710
9.50%, 11/01/2052(c)	6,600	6,772,132

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	$1,580	$1,339,492
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d) (e) (f)	100	1,000
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	854,818
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	1,033,704
5.25%, 12/01/2049	3,250	3,027,292
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,800	4,976,340

		40,161,395

Texas – 7.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,352,817
Series 2021-B 5.00%, 10/01/2050(c)	4,250	3,693,878
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(c)	1,000	1,013,257
Series 2024 4.875%, 06/15/2054(c)	1,100	1,100,913
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,100	1,153,267
6.375%, 06/01/2062(c)	3,500	3,674,279
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,183,399
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	551,186

	Principal Amount (000)	U.S. $ Value

Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	$6,205	$5,057,211
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,421,707
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	8,500	8,520,442
Series 2023 12.00%, 06/01/2043(c)	1,000	1,017,616
Central Texas Turnpike System Series 2024-A 5.00%, 08/15/2038	1,800	2,023,224
Series 2024-C 5.00%, 08/15/2042	4,400	4,797,723
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	69,315	4,856,729
6.00%, 12/01/2062	8,080	8,012,010
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	3,460	3,370,634
6.25%, 12/01/2054(c)	1,400	1,288,854
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,720,105
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,848,868
City of San Antonio TX Electric & Gas Systems Revenue Series 2024-A 5.25%, 02/01/2049	10,000	11,078,652
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(c)	1,000	1,011,538
6.25%, 06/15/2053(c)	2,000	2,039,566
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,089,962
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)	2,000	2,000,175

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District Series 2017 5.00%, 08/15/2033	$3,940	$4,042,656
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	547,200
Zero Coupon, 12/01/2054	1,585	349,677
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,135,432
Zero Coupon, 12/01/2055	5,000	937,524
Zero Coupon, 12/01/2056	3,325	589,078
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,078,440
5.00%, 10/15/2034	1,665	1,699,113
5.00%, 10/15/2037	2,765	2,804,881
5.00%, 10/15/2038	2,615	2,646,631
5.00%, 10/15/2044	5,375	5,407,225
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,814,653
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	15,000	15,015,190
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	736	459,366
7.25%, 12/31/2030	4,145	4,108,034
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (e)	9,588	3,607,027
7.50%, 11/15/2036(d) (e)	2,265	1,928,149
7.50%, 11/15/2037(d) (e)	365	291,826
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	8,875	8,909,786
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,258,054
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,308,341
5.00%, 01/01/2042	7,485	7,504,358

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$1,680	$1,357,632
Series 2022 4.00%, 01/01/2047	1,300	938,193
4.25%, 01/01/2057	5,000	3,478,585
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,978,256
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,729,473
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,075,692
4.00%, 08/15/2056	1,380	1,138,119
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(c)	2,315	2,459,706
5.125%, 01/01/2044(c)	3,000	3,181,629
5.25%, 01/01/2054(c)	2,000	2,124,322
10.00%, 07/01/2026(c)	2,000	2,044,313
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(d) (e) (l) (m)	2,115	0
5.25%, 11/15/2047(d) (e) (l) (m)	678	0
Series 2015-B 5.00%, 11/15/2036(d) (e) (l) (m)	920	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e)	16,668	10,500,864
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054(a)	10,895	11,766,796
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	10,000	10,911,011

		218,005,244

	Principal Amount (000)	U.S. $ Value

Utah – 0.7%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(c)	$2,200	$2,274,717
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)	5,000	5,314,551
5.00%, 05/15/2050(a)	8,000	8,408,611
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,517,536
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(c)	2,000	2,027,444

		20,542,859

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)	1,500	1,518,071

Virginia – 2.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	7,300	7,338,392
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)	6,410	6,195,067
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)	1,245	1,225,530
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	28,805	28,808,278
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	5,971	5,677,734
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)	4,000	3,561,199
Series 2015-A 5.00%, 07/01/2035(c)	1,200	1,159,324
5.00%, 07/01/2045(c)	3,110	2,768,832

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	$4,465	$4,489,756
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(c)	10,000	10,061,242
9.231% (SOFR + 5.50%), 06/01/2029(b) (c)	8,500	8,426,529

		79,711,883

Washington – 2.4%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	10,000	11,846,514
City of Seattle WA Municipal Light & Power Revenue Series 2024 5.00%, 10/01/2054	10,000	10,894,706
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,099,887
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,710,869
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)	10,000	10,261,829
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(c)	440	405,572
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,897,332
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,656	9,162,437
Series 2021-1, Class X 0.727%, 12/20/2035(i)	7,611	330,753
Series 2023-1, Class X 1.493%, 04/20/2037(i)	19,874	2,131,065
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)	1,625	1,602,131
5.00%, 01/01/2036(c)	2,200	2,166,097
5.00%, 01/01/2046(c)	4,425	4,051,242
Series 2019-A 5.00%, 01/01/2044(c)	440	409,132
5.00%, 01/01/2049(c)	275	246,552

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	$5,185	$4,925,851
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(c)	3,125	3,454,360

		71,596,329

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)	1,000	798,147
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(c)	460	484,087
6.00%, 06/01/2053(c)	1,000	1,075,343
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)	2,105	1,881,918
Series 2023 7.00%, 06/01/2043(c)	1,000	1,072,962
8.00%, 06/01/2053(c)	5,435	1,230,940
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,989,870
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	8,000	8,301,217

		16,834,484

Wisconsin – 6.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	6,175	4,682,772
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(g)	2,750	3,115,073
Series 2025-2 5.00%, 05/01/2038(g)	3,800	4,452,781
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	13,189,364

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	$2,000	$2,035,768
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	805,994
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,981,102
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	888,719
5.00%, 11/01/2054	1,100	953,145
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	1,605	1,453,983
Series 2022-A 3.875%, 12/01/2039(c)	7,370	6,645,169
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(c)	1,000	1,002,776
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)	750	704,753
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)	8,770	8,680,172
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	27,000	25,200,075
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	7,439,743
5.75%, 02/01/2052(c)	13,000	13,524,433
6.00%, 02/01/2062(c)	7,850	8,306,848
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)	5,500	5,726,202
8.125%, 07/01/2058(c)	5,500	5,726,885

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	$6,975	$7,020,409
6.625%, 02/01/2046(c)	4,750	4,402,096
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	958,006
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (l) (m) (n)	3,409	170,450
Series 2022 15.00%, 04/30/2023(d) (f) (l) (m) (n)	7,500	0
Series 2023 15.00%, 04/30/2023(d) (f) (l) (m) (n)	1,815	18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	4,246	2,731,466
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)	1,000	1,008,981
7.25%, 12/01/2042(c)	2,370	2,418,153
7.50%, 12/01/2052(c)	2,060	2,120,772
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	6,640	5,452,922
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	3,000	2,120,817
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)	40	44,643
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(c)	3,000	3,269,402
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(c)	6,000	6,757,904
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	16,500	12,930,235
Series 2022 4.00%, 06/01/2049(c)	3,980	3,257,776
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)	1,725	1,725,298

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(c)	$4,000	$4,075,666
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,427,878
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(c)	2,495	2,571,897
5.00%, 10/01/2039(c)	5,095	5,184,783
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	5,000	4,883,439
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(c)	2,500	2,292,962
4.00%, 12/01/2051(c)	1,500	1,251,311
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)	1,150	1,135,570

		195,728,611

Total Municipal Obligations (cost $3,382,343,588)		3,170,376,490

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	7,730	6,232,080

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(l) (m)	13,775	8,717,967

Consumer Non-Cyclical – 0.1%
Tower Health Series 2020 4.451%, 02/01/2050	5,300	3,227,753

	Principal Amount (000)	U.S. $ Value

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (l) (m)	$4,230	$930,511

Total Corporates - Non-Investment Grade (cost $25,156,932)		19,108,311

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	4,189	293,260
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	2,925	2,936,059
5.25%, 07/01/2041	3,500	3,408,379
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	3,587	251,084

Total Asset-Backed Securities (cost $12,755,825)		6,888,782

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o) (cost $6,136,139)	6,300	6,605,046

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d) (l) (m) (cost $4,015,771)	221,631	644,946

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)	328	33
New Hampshire Business Finance Authority Series 2024-1, Class X 0.55%, 07/01/2051(i)	4,206	166,614
Series 2024-2, Class X 0.59%, 08/20/2039(i)	9,985	425,122

Total Commercial Mortgage-Backed Securities (cost $925,740)		591,769

Total Investments – 106.2% (cost $3,431,333,995)(p)		3,204,215,344
Other assets less liabilities – (6.2)%		(186,165,889)

Net Assets – 100.0%		$3,018,049,455

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.21%	USD	129,430	$(10,580,073)	$(8,056,421)	$(2,523,652)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$(706,657)	$—	$(706,657)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	(1,441,800)	—	(1,441,800)
USD	55,130	04/30/2030	1 Day SOFR	3.500%	Annual	(128,309)	—	(128,309)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(229,951)	—	(229,951)
USD	34,200	11/01/2030	1 Day SOFR	4.204%	Annual	1,167,717	—	1,167,717
USD	16,000	01/08/2031	1 Day SOFR	3.580%	Annual	(19,404)	—	(19,404)
USD	88,000	07/31/2031	1 Day SOFR	4.059%	Annual	3,363,484	9,614	3,353,870
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,510,340)	—	(1,510,340)

						$494,740	$9,614	$485,126

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	30,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$741,790	$—	$741,790
Citibank, NA	USD	10,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	516,390	—	516,390
Citibank, NA	USD	20,000	10/15/2024	MMD 5 Year^	3.590%	Maturity	1,109,994	—	1,109,994
Citibank, NA	USD	25,000	11/18/2024	MMD 5 Year^	3.250%	Maturity	922,052	—	922,052
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	1,567,305	—	1,567,305
JPMorgan Chase Bank, NA	USD	15,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	197,506	—	197,506
JPMorgan Chase Bank, NA	USD	25,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	774,225	—	774,225
JPMorgan Chase Bank, NA	USD	30,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	700,352	—	700,352
Morgan Stanley Capital Services LLC	USD	20,000	11/04/2024	MMD 5 Year^	3.730%	Maturity	1,226,351	—	1,226,351
Morgan Stanley Capital Services LLC	USD	20,000	11/07/2024	MMD 5 Year^	3.420%	Maturity	918,239	—	918,239
Morgan Stanley Capital Services LLC	USD	20,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	258,919	—	258,919
Morgan Stanley Capital Services LLC	USD	30,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	337,766	—	337,766

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	20,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	$365,305	$—	$365,305
Morgan Stanley Capital Services LLC	USD	20,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	528,070	—	528,070
Morgan Stanley Capital Services LLC	USD	25,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	447,597	—	447,597
Morgan Stanley Capital Services LLC	USD	35,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	1,040,233	—	1,040,233
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(4,964)	—	(4,964)

							$11,647,130	$—	$11,647,130

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $879,878,328 or 29.2% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.23% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$19,064,962	$18,216,182	0.60%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020- 06/10/2022	10,701,376	416,800	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021- 07/21/2022	466,370	19,200	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	120,000	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	1,610,000	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	08/29/2018- 10/05/2020	$2,798,802	$293,260	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,500,000	0.25%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021- 04/27/2023	1,908,157	1,686,702	0.06%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021- 04/27/2023	1,908,041	1,607,803	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,015,550	698,899	0.02%
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,843,033	0.19%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019- 02/09/2022	16,897,625	10,299,802	0.34%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,562,602	251,084	0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	5,680,776	5,879,237	0.19%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	3,660,000	3,660,000	0.12%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023- 07/30/2024	$8,874,848	$8,909,786	0.30%
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045	03/24/2021- 03/30/2021	3,887,246	2,621,616	0.09%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	06/16/2021- 07/20/2022	7,515,665	3,305,340	0.11%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021- 07/20/2022	3,043,149	467,250	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021- 10/20/2022	2,823,606	476,250	0.02%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	25,200,075	0.84%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18	0.00%

(g)	When-Issued or delayed delivery security.
(h)	Inverse floater security.
(i)	IO - Interest Only.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%

(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Fair valued by the Adviser.
(n)	Defaulted matured security.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,089,414 and gross unrealized depreciation of investments was $(308,599,461), resulting in net unrealized depreciation of $(217,510,047).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,167,935,149	$2,441,341	(a)	$3,170,376,490
Corporates - Non-Investment Grade	—	9,459,833	9,648,478		19,108,311
Asset-Backed Securities	—	6,888,782	—		6,888,782
Corporates - Investment Grade	—	6,605,046	—		6,605,046
Preferred Stocks	—	—	644,946		644,946
Commercial Mortgage-Backed Securities	—	591,769	—		591,769

Total Investments in Securities	—	3,191,480,579	12,734,765	(a)	3,204,215,344
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	4,531,201	—		4,531,201
Interest Rate Swaps	—	11,652,094	—		11,652,094
Liabilities:
Centrally Cleared Credit Default Swaps	—	(10,580,073)	—		(10,580,073)
Centrally Cleared Interest Rate Swaps	—	(4,036,461)	—		(4,036,461)
Interest Rate Swaps	—	(4,964)	—		(4,964)

Total	$—	$3,193,042,376	$12,734,765	(a)	$3,205,777,141

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,117	$239,342	$247,459	$0	$326